UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     December 31, 2004
                                                   -----------------

Check here if Amendment [  ];  Amendment Number: 1
    This Amendment (Check only one):        [X]  is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             First United Bank & Trust
Address:          19 South Second Street
                  Oakland, Maryland 21550


Form 13F File Number:  28-10455

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Eugene D. Helbig
                  -------------------------------
Title:            Senior Trust Officer
                  -------------------------------
Phone:            301-533-2360
                  -------------------------------

Signature, Place, and Date of Signing:

/s/ Eugene D. Helbig                    Oakland, Maryland         2/14/05
----------------------               ----------------------       --------
       Signature                          City, State               Date

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              EXPLANATORY STATEMENT

On February 11, 2005, First United Bank & Trust (the "Bank") accidentally filed its report on Form 13F-HR for the quarter ended December 31, 2004 (accession no. 0001014100-05-000059) (the "Report") using the EDGAR identification codes assigned to its parent company, First United Corporation. The Bank re-filed its Form 13F-HR for the quarter ended December 31, 2004 on February 11, 2005. Accordingly, the Report should be disregarded.